SHARE BASED COMPENSATION EXPENSES (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 15, 2020	Dec. 19, 2019	Jan. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019	Feb. 02, 2019	Dec. 31, 2018
Weighted average exercise price
Share-based compensation expenses				$ 651,852	$ 1,549,707	$ 3,007,081		$ 247,817
Unrecognized share-based compensation						$ 1,815,078
Common Stock [Member]
Number of shares issued for service				35,000	44,318	44,318	[1]
Deferred Charges, Noncurrent | Common Stock [Member]
Number of shares issued for service	31,818
Price per share	$ 3.51
Tra Ditigal Marketing Group Inc [Member] | Common Stock [Member]
Number of shares issued for service	12,500
Price per share	$ 3.51
A R C Group Ltdand Tra Ditigal Marketing Group Inc [Member] | Common Stock [Member]
Share-based compensation expenses	$ 155,556
Management [Member]
Options granted to purchase ordinary shares		637,500
Weighted average exercise price		$ 11.00
Incentive Share Option [Member]
Options granted to purchase ordinary shares									1,700,000
Reduction in total number of stock options due to reverse stock split			1,700,000						637,500

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance and the reverse stock split